OTHER RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	$ 16,703	$ 16,180
Allowance for doubtful accounts	9,980	9,912	9,857	4,487
Agent receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	4,440	5,065
Claims receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	7,553	4,938
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	4,710	6,177
Total Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ 0	$ 0